Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 20,084	$ 17,089
Operating Expenses
Cost of revenues	(4,468)	(4,439)
Selling, general and administrative	(11,228)	(5,720)
Depreciation, amortization, and accretion	(3,657)	(3,677)
Development Costs	(798)	(11,372)
Loss on disposal of assets	(5,501)	(79)
Total operating expenses	(25,652)	(25,287)
Loss from operations	(5,568)	(8,198)
Other income/(expense):
Interest expense	(18,562)	(10,256)
Fair value movement of FPA Asset	(16,642)
Solis bond waiver fee	(11,232)
Other expense	(1,642)	(684)
Other income	9	569
Total other expenses	(48,069)	(10,371)
Loss before provision for income taxes	(53,637)	(18,569)
Income taxes	(15)
Net loss from continuing operations	(53,652)	(18,569)
Discontinued operations:
Income/(loss) from operations of discontinued business component	(3,885)	141
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,766)
Income tax	(161)	(21)
Net income/(loss) from discontinued operations	(15,812)	120
Net loss	(69,464)	(18,449)
Net loss attributable to common stockholders, basic	$ (53,652)	$ (18,569)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.93)	$ (0.32)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.93)	$ (0.32)
Weighted-average common stock outstanding, basic (in Shares)	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	57,862,598	57,500,000
Comprehensive loss:
Net loss	$ (69,464)	$ (18,449)
Foreign currency translation adjustment	714	(991)
Comprehensive loss	$ (68,750)	$ (19,440)